DEFERRED CHARGES (Schedule of estimated aggregate amortization expense) (Details)	Jul. 31, 2015 USD ($)
DEFERRED CHARGES [Abstract]
2016	$ 343,363
2017	294,200
2018	259,105
2019	194,201
2020	$ 157,850